Subsequent Events (Details)		12 Months Ended
	Oct. 22, 2024 BRL (R$)	Jun. 30, 2024 BRL (R$)
Subsequent Events (Details) [Line Items]
Number of soyabean bags		54,053
Amount date of transaction		R$ 7,128
Alto Taquari [Member]
Subsequent Events (Details) [Line Items]
Number of soyabean bags		1,272,274
Amount date of transaction		R$ 189,401
Event After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Dividend payment	R$ 155,000